Debt - Summary of Loss on Extinguishment of Debt (Detail) - USD ($) $ in Millions		9 Months Ended		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Extinguishment of Debt [Line Items]
Loss on Extinguishment of Debt		$ 0.0	$ 1.3
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Extinguishment of Debt [Line Items]
Loss on Extinguishment of Debt		$ 0.0	$ (1.3)	$ (1.3)	$ (3.4)	$ 0.0
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Term Loan A [Member]
Extinguishment of Debt [Line Items]
Loss on Extinguishment of Debt				(1.3)	0.0
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Revolving Credit Facility And Term Loan A [Member]
Extinguishment of Debt [Line Items]
Loss on Extinguishment of Debt	[1]			0.0	(1.7)
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Revolving Credit Facility [Member]
Extinguishment of Debt [Line Items]
Loss on Extinguishment of Debt				0.0	(1.1)
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Term Loan B [Member]
Extinguishment of Debt [Line Items]
Loss on Extinguishment of Debt				$ 0.0	$ (0.6)

[1]	See Accounting for the Credit Agreement Amendment section below.